Offerings	Aug. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 21,000,000.00
Amount of Registration Fee	$ 2,900.10
Offering Note	The registration fee for securities is based on an estimate of the Maximum Aggregate Offering Price of the securities, which is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 3,150,000.00
Amount of Registration Fee	$ 435.02
Offering Note	Reflects the additional shares that the underwriter has the option to purchase to cover over-allotments, if any.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 18,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,513.42
Offering Note	The registration fee for securities is based on an estimate of the Maximum Aggregate Offering Price of the securities, which is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 2,730,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 377.01
Offering Note	Reflects the additional shares that the underwriter has the option to purchase to cover over-allotments, if any.